Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of stock option activity under the Plan
Stock option activity under the 2016 Plan is as follows (in thousands, except share and per share amounts):

	Options Outstanding
	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value

Balance – December 31, 2021	23,708,957	$3.05	7.99	$125,429
Recapitalization	4,173,563	(0.46)
Balance – December 31, 2021	27,882,520	2.59	7.99	125,429
Exercised	(205,337)	1.60
Cancelled/forfeited	(3,041,496)	3.44

Balance – June 30, 2022	24,635,687	2.53	7.42	54,818

Options vested and exercisable – June 30, 2022	15,742,548	$1.81	6.87	$44,349

Stock option activity under the Plan is as follows (in thousands, except share and per share amounts):

	Options Outstanding
	Number of Options	Weighted– Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balance – December 31, 2020	18,733,170	$1.48	8.15	$52,909
Granted	11,669,107	4.32
Exercised	(760,548)	1.41
Forfeited and expired	(1,759,209)	2.67

Balance – December 31, 2021	27,882,520	2.59	7.99	$125,429

Options vested and exercisable – December 31, 2021	13,374,892	$1.56	7.16	$73,885

Schedule of nonvested performance-based units activity
Performance-based restricted stock units activity under the 2016 Plan is as follows (in thousands, except share and per share amounts):

	Number of shares	Weighted- Average Grant Date Fair Value Per Share
Unvested – December 31, 2021	1,511,191	$8.62
Recapitalization	265,992	(1.29)
Unvested – December 31, 2021	1,777,183	7.33
Granted	4,748,063	6.98
Vested	(593,971)	6.93
Cancelled/forfeited	(823,880)	6.71

Balance – June 30, 2022	5,107,395	6.71

Vested but unissued – June 30, 2022	593,971	$6.93

Summary of the restricted common stock

	Number of Options	Weighted– Average Exercise Price
Outstanding and unvested as of December 31, 2020	1,233,707	$1.64
Issued	11,025	0.76
Vested	(1,007,956)	1.56
Repurchased	(155,025)	1.91

Outstanding and unvested as of December 31, 2021	81,751	$1.91

Schedule of share-based payment award, stock options, valuation assumptions
The fair value of stock option awards granted to employees was estimated at the date of grant using the Black-Scholes option-pricing model, with the following assumptions:

Six Months Ended June 30,
2021
Fair value of common stock	$5.06 – $6.45
Expected term (in years)	5.00 – 6.28
Volatility	62.33% – 75.19%
Risk-free interest rate	0.50% – 1.16%
Dividend yield	—

The fair value of stock option awards granted to employees was estimated at the date of grant using the Black-Scholes option-pricing model, with the following assumptions:

Year Ended December 31,
	2019	2020	2021
Fair value of common stock	$2.90 – 3.27	$2.96 – 3.53	$5.06 – 7.28
Expected term (in years)	5.00 – 6.11	5.00 – 6.11	5.00 – 6.28
Volatility	58.49% – 59.39%	61.12% – 74.34%	62.33% – 75.19%
Risk-free interest rate	1.72% – 1.98%	0.21% – 1.66%	0.50% – 1.21%
Dividend yield	— %	— %	— %

Schedule of Restricted Common Stock	A summary of the restricted common stock is
as
follows:

	Number of Options	Weighted- Average Exercise Price
Outstanding and unvested as of December 31, 2021	69,513	$2.25
Recapitalization	12,237	(0.33)
Outstanding and unvested as of December 31, 2021	81,750	1.92
Vested	(65,211)	1.92
Repurchase of early exercise	(16,539)	1.92

Outstanding and unvested as of June 30, 2022	—	$—